SHARE-BASED COMPENSATION (Details 2) In Thousands, except Share data, unless otherwise specified		0 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended
	May 21, 2014 Class A ordinary shares USD ($)	Apr. 28, 2014 Content provider Class A ordinary shares USD ($)	Apr. 28, 2014 Content provider Class A ordinary shares CNY	Dec. 31, 2014 Content provider Class A ordinary shares CNY	Apr. 28, 2014 Content provider Class A ordinary shares USD ($)	Aug. 23, 2012 Tudou Class A ordinary shares	Dec. 31, 2014 Stock options USD ($)	Dec. 31, 2013 Stock options USD ($)	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2014 Stock options CNY	Dec. 31, 2014 Stock options Minimum item	Dec. 31, 2013 Stock options Minimum item	Dec. 31, 2012 Stock options Minimum item	Dec. 31, 2014 Stock options Maximum item	Dec. 31, 2013 Stock options Maximum item	Dec. 31, 2012 Stock options Maximum item	Aug. 23, 2012 Stock options Tudou Holders of Tudou share options CNY	Dec. 31, 2014 Stock options Tudou Holders of Tudou share options CNY	Dec. 31, 2012 Stock options Tudou Holders of Tudou share options CNY	Aug. 23, 2012 Stock options Tudou Holders of Tudou share options
Number of shares
Outstanding, beginning of period (in shares)							98,751,672
Granted (in shares)							20,595,042
Exercised (in shares)				0			(18,618,228)
Forfeited (in shares)							(7,133,148)
Outstanding, end of period (in shares)				50,590,219			93,595,338	98,751,672
Vested and expected to vest, end of period (in shares)							92,756,972
Exercisable, end of period (in shares)				50,590,219			60,061,320
Weighted- average exercise price
Outstanding, beginning of period (in dollars per share)							$ 0.4532
Granted (in dollars per share)							$ 0.9231
Exercised (in dollars per share)							$ 0.2474
Forfeited (in dollars per share)							$ 0.8980
Outstanding, end of period (in dollars per share)							$ 0.5636	$ 0.4532
Vested and expected to vest, end of period (in dollars per share)							$ 0.5589
Exercisable, end of period (in dollars per share)							$ 0.3537
Weighted-average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)							$ 0.2971
Granted (in dollars per share)		$ 0.3272					$ 0.5909	$ 0.5375	$ 0.5508
Exercised (in dollars per share)							$ 0.1928
Forfeited (in dollars per share)							$ 0.5407
Outstanding at the end of the period (in dollars per share)							$ 0.3639	$ 0.2971
Vested and expected to vest, end of period (in dollars per share)							$ 0.3612
Exercisable, end of period (in dollars per share)							$ 0.2412
Weighted-average remaining contractual life
Outstanding, end of period				2 years 4 months 10 days			6 years 1 month 24 days	6 years 11 days
Vested and expected to vest, end of period							6 years 1 month 17 days
Exercisable, end of period							4 years 6 months 18 days
Aggregate intrinsic value
Outstanding, end of period				0			$ 42,762	$ 121,472
Vested and expected to vest, end of period							42,673
Exercisable, end of period							39,207
Other activity
Share exchange ratio (in shares)						7.177														7.177
Incremental share based compensation expense																	78,063
Additional share based compensation cost																			12,487
Total intrinsic value of awards exercised							17,207	44,261	46,421
Total fair value of awards vested							5,551	8,345	4,836
Unrecognized share-based compensation cost
Unrecognized share based compensation expense							11,454			71,068								65,576
Remaining vesting period							3 years 2 months 23 days											2 years 9 months 11 days
Options granted to non-employees
Number of shares entitled to purchase		50,590,219	50,590,219
Purchase price	$ 1.6944				$ 1.779
Total grant date fair value of the Options		$ 16,553	101,848
Weighted average assumptions
Risk-free interest rate, minimum (as a percent)							0.90%	2.10%
Risk-free interest rate, maximum (as a percent)							2.70%	2.80%
Risk-free interest rate (as a percent)									2.20%
Expected volatility range, minimum (as a percent)							53.00%	54.00%
Expected volatility range, maximum (as a percent)							60.00%	57.00%
Expected volatility rate (as a percent)									52.00%
Sub-optimal early exercise factor											2	2	2	3	3	3